Assets and liabilities classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of assets and liabilities classified as held for sale
On reclassification as held for sale there was no change to the carrying value.

2019 $m
Assets and liabilities classified as held for sale

Assets classified as held for sale:

Property, plant and equipment	3

Right-of-use assets	15

Trade and other receivables	1

19

Liabilities classified as held for sale:

Trade and other payables	(2)

Lease liabilities	(20)

(22)